LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of Information on Leases
Information on leases:

	Year ended December 31,
	2019	2020

Interest expense on lease liabilities	139	144
Expenses relating to short-term leases	444	566
Total cash outflow for leases (1)	630	652

(1)	As of the year ended December 31,2020 the cash flow for leases includes $144 which was classified under CAPEX as Leashold improvments.

Schedule of Disclosures of Right-of-Use Assets
Disclosures in respect of RSU assets:

                 Right-of-use assets

     Balance as of December 31, 2020:

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2020	2,362	442	2,804
New leases	-	305	305
Adjustments for indexation	(17)	(18)	(35)
Disposals	(76)	(217)	(293)
Termination of leases	(44)	-	(44)

Balance as of December 31, 2020	2,225	512	2,737

Accumulated depreciation
Balance as of January 1, 2020	381	194	575
Depreciation and amortization	249	178	427
Re-classified to Leasehold improvements	144	-	144
Disposals	(76)	(217)	(293)

Balance as of December 31, 2020	698	155	853
Disposals
Depreciated cost
Balance as of December 31, 2020	1,527	357	1,884

                        Balance as of December 31, 2019:

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2019	-	46	46
Cumulative effect adjustment on accumulated ROU assets as a result of adopting IFRS 16	2,335	187	2,522
New leases	-	209	209
Adjustments for indexation	27	-	27

Balance as of December 31, 2019	2,362	442	2,804

Accumulated depreciation
Balance as of January 1, 2019	-	-	-
Depreciation and amortization	381	194	575

Balance as of December 31, 2019	381	194	575
Depreciated cost
Balance as of December 31, 2019	1,981	248	2,229

Schedule of Disclosures of Lease Liabilities
Disclosures in respect of lease liabilities:

Lease liabilities

                        Balance as of December 31, 2020:

	Buildings	Motor vehicles	Total

Balance as of January 1, 2020	2,225	225	2,450
Repayment of leases liabilities	(479)	(173)	(652)
Effect of changes in exchange rates	134	28	162
New finance lease obligation recognized	-	283	283
Adjustments for indexation	(17)	(18)	(35)
Interest	134	10	144
Disposals-Termination of leases	(44)	(1)	(45)
Balance as of December 31, 2020	1,953	354	2,307
Current maturities of long-term leases	(396)	(170)	(566)
Lease liability Balance as of December 31, 2020	1,557	184	1,741

                        Balance as of December 31, 2019:

	Buildings	Motor vehicles	Total

Balance as of January 1, 2019	-	-	-
Cumulative effect adjustment on accumulated liabilities as a result of adopting IFRS 16	2,344	178	2,522
Repayment of leases liabilities	(458)	(172)	(630)
Effect of changes in exchange rates	189	10	199
New finance lease obligation recognized	-	193	193
Adjustments for indexation	11	16	27
Interest	139	-	139
Balance as of December 31, 2019	2,225	225	2,450
Current maturities of long-term leases	(403)	(41)	(444)
Lease liability Balance as of December 31, 2019	1,822	184	2,006